U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Available-for-sale securities	$ 40,935	[1]	$ 40,139	[1]
Other assets	26,096	[1]	29,675	[1]
Total assets	364,021		353,855
Liabilities and Shareholders' Equity
Short-term funds borrowed	27,608		26,302		30,468
Long-term debt	20,049		25,516
Other liabilities	12,434		12,587
Shareholders' equity	41,113		38,998
Total liabilities and equity	364,021		353,855
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	8,371		3,630
Available-for-sale securities	463		425
Other assets	1,628		1,550
Total assets	53,350		52,634
Liabilities and Shareholders' Equity
Short-term funds borrowed	138		134
Long-term debt	11,416		12,772
Other liabilities	683		730
Shareholders' equity	41,113		38,998
Total liabilities and equity	53,350		52,634
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries	37,558		38,007
Advances to subsidiaries	2,250		6,173
Non-bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries	1,546		1,445
Advances to subsidiaries	$ 1,534		$ 1,404

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.